Basis of presentation and significant accounting policies - Accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts receivable, net
Recoveries of losses from accounts receivable written-off in prior years	$ 43	$ 60	$ 818
Allowance for doubtful accounts
Changes in qualifying accounts
Balance at the beginning of the period	435	79	1,299
Charged to costs and expenses	941	380	311
Reversals / write offs	(144)	(24)	(1,531)
Balance at the end of the period	$ 1,232	$ 435	$ 79